UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mariner Investment Group LLC
Address: 500 Mamaroneck Avenue
         4th Floor
         Harrison, New York  10528

13F File Number:  28-11231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Russell A. Thompson
Title:     Deputy General Counsel & Chief Compliance Officer
Phone:     914-670-4335

Signature, Place, and Date of Signing:

     /s/ Russell A. Thompson     Harrison, New York     February 11, 2010

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-11307                      Dolphin Financial Partners, LLC
       28-10727                      Havens Advisors LLC
       28-13382                      Tricadia Capital Management, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $34,131 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS INTL INC           COM              023178106      105   177900 SH       DEFINED 0              177900        0        0
ATLAS PIPELINE PARTNERS LP     UNIT L P INT     049392103      221    22500 SH       DEFINED 0               22500        0        0
CIT GROUP INC                  COM NEW          125581801     2974   107720 SH       DEFINED 0              107720        0        0
CITIZENS REPUBLIC BANCORP IN   COM              174420109     1736  2516253 SH       DEFINED 0             2516253        0        0
CORE MARK HOLDING CO INC       COM              218681104     1494    45332 SH       DEFINED 0               45332        0        0
DANA HOLDING CORP              COM              235825205      235    21713 SH       DEFINED 0               21713        0        0
DDI CORP                       COM 0.0001 NEW   233162502      928   189817 SH       DEFINED 0              189817        0        0
GRAPHIC PACKAGING HLDG CO      COM              388689101     4335  1249243 SH       DEFINED 0             1249243        0        0
HYTHIAM INC                    COM              44919F104      441  1004343 SH       DEFINED 0             1004343        0        0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     3588  3322203 SH       DEFINED 0             3322203        0        0
ISHARES INC                    MSCI S KOREA     464286772      953    20000 SH       DEFINED 0               20000        0        0
ISHARES INC                    MSCI TAIWAN      464286731     2205   170000 SH       DEFINED 0              170000        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109       23    40000 SH  PUT  DEFINED 0               40000        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655        7    55000 SH  PUT  DEFINED 0               55000        0        0
JAZZ TECHNOLOGIES INC          NOTE 8.000%12/3  47214EAA0      384   450000 PRN      DEFINED 0              450000        0        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115      533   772455 SH       DEFINED 0              772455        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105      607    49430 SH       DEFINED 0               49430        0        0
MINEFINDERS LTD                COM              602900102     1094   105800 SH       DEFINED 0              105800        0        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R126       11    16368 SH       DEFINED 0               16368        0        0
PAN AMERICAN SILVER CORP       COM              697900108      736    30940 SH       DEFINED 0               30940        0        0
PINNACLE AIRL CORP             NOTE 3.250% 2/1  723443AB3     3283  3414876 PRN      DEFINED 0             3414876        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     2472   207870 SH       DEFINED 0              207870        0        0
RSC HOLDINGS INC               COM              74972L102      352    50000 SH       DEFINED 0               50000        0        0
RURAL / METRO CORP             COM              781748108       64    10746 SH       DEFINED 0               10746        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605       25  2500000 SH  CALL DEFINED 0             2500000        0        0
SILVER WHEATON CORP            COM              828336107      377    24974 SH       DEFINED 0               24974        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     4851   125000 SH       DEFINED 0              125000        0        0
SPDR TR                        UNIT SER 1       78462F103        2    25000 SH  PUT  DEFINED 0               25000        0        0
TESORO CORP                    COM              881609101       52    40000 SH  CALL DEFINED 0               40000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100       43    40000 SH  CALL DEFINED 0               40000        0        0